Non-Current Assets - Right-of-Use Assets (Details)	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Non-Current Assets Right-of-Use Assets [Line Items]
Additions to the right-of-use assets	$ 702,079	$ 480,222	$ 148,815
Car [Member] | Israeli [Member]
Non-Current Assets Right-of-Use Assets [Line Items]
Company lease agreement	3 years	3 years
Land and buildings [member]
Non-Current Assets Right-of-Use Assets [Line Items]
Additions to the right-of-use assets	$ 562,233
Land and buildings [member] | Israeli [Member]
Non-Current Assets Right-of-Use Assets [Line Items]
Company lease agreement	5 years	5 years